Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	£ (6,945)	£ (26,587)
Adjustments for:
Income tax credit	(743)	(681)
Amortization and depreciation	139	136
Movement in provisions	0	(40)
Finance income	(277)	(60)
Finance expense	0	12,648
Interest expense on lease liabilities	25	5
Share-based payments	2,794	8,247
Net foreign exchange (gains) losses	(269)	387
Cash flows from (used in) operations before changes in working capital	(5,276)	(5,945)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	10	(113)
Decrease in trade payables	(72)	(1,607)
Increase (decrease) in payroll taxes, social security and accrued expenditure	93	(929)
Movements in working capital	31	(2,649)
Cash used in operations	(5,245)	(8,594)
Net income tax received	0	999
Net cash used in operating activities	(5,245)	(7,595)
Cash flows from investing activities
Interest received	286	57
Payments for intangible assets	(111)	(96)
Net cash from (used in) investing activities	175	(39)
Cash flows from financing activities
Payments for lease liabilities	(27)	(41)
Proceeds from exercise of share options	0	1
Proceeds from issue of share capital	206	1,222
Proceeds from exercise of warrants	0	4,436
Proceeds from issue of warrants	0	4,439
Share issue expenses	(135)	(296)
Net cash from financing activities	44	9,761
Net (decrease) increase in cash and cash equivalents	(5,026)	2,127
Cash and cash equivalents at beginning of period	24,251	6,749
Effect of exchange rate changes on cash and cash equivalents	278	(433)
Cash and cash equivalents at end of period	£ 19,503	£ 8,443